SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Property, Plant, and Equipment) (Details)	12 Months Ended
Dec. 31, 2016
Process Units and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Process Units and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	25 years
Pipeline and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Pipeline and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	25 years
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	25 years
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	40 years
Computers, Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Computers, Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years
Railcars [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	50 years